Document and Entity Information	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 28, 2026
Entity Registrant Name	ETHOS TECHNOLOGIES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43065
Entity Tax Identification Number	81-3181024
Entity Address Address Line 1	90 New Montgomery Street
Entity Address Address Line 2	Suite 1500
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94105
City Area Code	415
Local Phone Number	915-0665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	LIFE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001788451